Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Current assets
Cash and cash equivalents	$ 58,146	$ 141,383
Trade receivables (note 3)	86,809	65,106
Other current assets	9,228	11,062
Income taxes recoverable	2,996	25,661
Inventory (note 4)	78,191	65,762
Deferred income taxes (note 11)	27,045	16,056
Total current assets	262,415	325,030
Property and equipment (note 5)	73,615	100,053
Intangible assets (note 7)	449	22,958
Deferred income taxes (note 11)	6,788	22,321
Deferred financing fees (note 8)	3,859	2,824
Other long-term assets	407
Total Assets	347,533	473,186
Current liabilities
Accounts payable	31,075	32,453
Accrued and other current liabilities	82,936	80,275
Deferred revenue	74,115	35,438
Current portion of capital lease obligation (note 5)	1,184
Current portion of long-term debt (note 8)	9,375	3,050
Total current liabilities	198,685	151,216
Long-term debt (note 8)	104,923	285,175
Capital lease obligation (note 5)	62,950
Other long-term liabilities	201	4,497
Deferred revenue	9,745	87,076
Deferred income taxes (note 11)		6,238
Total liabilities	376,504	534,202
Commitments and contingencies (note 14)
Shareholders' deficit
Accumulated other comprehensive loss	(1,464)	(8,737)
Additional paid-in capital (notes 9 and 10)	43,738	41,281
Deficit	(765,286)	(785,830)
Total shareholders' deficit	(28,971)	(61,016)
Total liabilities and shareholders' deficit	347,533	473,186
Class A Subordinate Voting Shares [Member]
Shareholders' deficit
Common stock, value	456,474	454,703
Treasury Shares - 410,502 Class A Subordinate Voting Shares as of March 31, 2014 and 2013	(840)	(840)
Class B Shares [Member]
Shareholders' deficit
Common stock, value	$ 238,407	$ 238,407